INVENTORY (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Raw Materials	$ 2,913	$ 1,192
Work-in-Process	4,572	3,327
Finished Goods	6,767	4,321
Total Inventory	$ 14,252	$ 8,840